Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Segment	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Units Segment Customers	Dec. 31, 2021 USD ($) Customers Units	Aug. 16, 2022	Jan. 01, 2022 USD ($)
Product Information [Line Items]
Number of operating segments | Segment			2		2
Accounts receivable, allowance for doubtful accounts	$ 2,994		$ 2,994		$ 949	$ 959
Asset impairment charges	0	$ 0	0	$ 0	$ 0	$ 9,107
Number of reporting units | Units					2	2
Goodwill impairment					$ 0	$ 0
Debt Issuance costs, net	41,174		41,174		34,205	20,112
Amortization of debt issuance costs	200	$ 4,300	11,260	$ 9,453	13,727	6,944
Other employee-related liabilities						1,700
Corporate alternative minimum tax							15.00%
Excise tax							1.00%
Operating right-of-use ("ROU") lease asset	$ 33,453		$ 33,453		$ 9,827	$ 0		$ 11,400
Finance lease ROU assets								0
Finance lease liabilities								$ 0
Revenue Benchmark | Customer Concentration Risk
Product Information [Line Items]
Number of customer | Customers					1	2
Revenue Benchmark | Customer Concentration Risk | Customer
Product Information [Line Items]
Concentration risk, percentage					13.00%	12.00%